 GOF P3 03/16

SUPPLEMENT DATED MARCH 31, 2016

TO THE prospectusES OF Franklin K2 Alternative Strategies Fund dated October 1, 2015 AND Franklin K2 LONG SHORT CREDIT Fund DATED SEPTEMBER 8, 2015, as supplemented

(Franklin Alternative Strategies Funds)

The Prospectus is amended as follows:

I.                   For the Franklin K2 Alternative Strategies Fund under the “Fund Details—Management” section, the following information is inserted into the table on page 40:

Name of Sub-Advisor	Strategy	Address of Sub-Advisor
Portland Hill Capital LLP	Long Short Equity	21 Knightsbridge London, SW1X 7LY United Kingdom

II.                For the Franklin K2 Alternative Strategies Fund and Franklin K2 Long Short Credit Fund under the “Fund Details—Management” section, the name of the sub-advisor, “EMSO Partners Limited,” has been replaced with “Emso Asset Management Limited.”

Please keep this supplement with your Prospectus for future reference.

GOF SA7 03/16

SUPPLEMENT DATED MARCH 31, 2016

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF Franklin K2 Alternative Strategies Fund

dated October 1, 2015 AND Franklin K2 LONG SHORT CREDIT Fund DATED SEPTEMBER 8, 2015, as supplemented

(Franklin Alternative Strategies Funds)

The Statement of Additional Information is amended as follows:

I.            For the Franklin K2 Alternative Strategies Fund under the “Management and Other Services—Sub-Advisors” section, the following paragraph is inserted at the end of the section on page 65:

Portland Hill Capital LLP (Portland Hill), 21 Knightsbridge, London, SW1X 7LY United Kingdom, serves as a sub-advisor to a portion of the Fund’s portfolio.  Portland Hill was founded in 2012 by Thierry Lucas. Portland Hill Capital Services Limited is the Majority Partner of Portland Hill, and Portland Hill Capital Management Limited is the principal owner of Portland Hill Capital Services Limited. Thierry Lucas (Chief Investment Officer and Founder of Portland Hill) indirectly controls Portland Hill.

II.            For the Franklin K2 Alternative Strategies Fund and Franklin K2 Long Short Credit Fund under the “Management and Other Services—Sub-Advisors” section, the name of the sub-advisor, “EMSO Partners Limited,” has been replaced with “Emso Asset Management Limited.”

III.            For the Franklin K2 Alternative Strategies Fund under “Appendix A,” the following proxy voting policy is inserted at the end of the section following page A-72:

Portland Hill Capital LLP

PROXY VOTING POLICY AND PROCEDURES

Adopted 29 June 2015

 I.         STATEMENT OF POLICY

            Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Adviser has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.        PROXY VOTING PROCEDURES

            All proxies received by the Adviser will be sent to the Compliance Officer. The Compliance Officer will:

•                     Keep a record of each proxy received;

•                     Forward the proxy to the portfolio manager or other person who makes the voting decision in the firm (hereafter referred to as “x”)];

•                     Determine which accounts managed by the Adviser hold the security to which the proxy relates; and

•                     Provide the [__x__] with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

•                     Absent material conflicts (see Section IV below), the [__x__] will determine how the Adviser should vote the proxy. The [__x__] will send its decision on how the Adviser will vote a proxy to the Compliance Officer who is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

•                     The Adviser may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

•                     Perform reconciliations to ensure that all proxies are voted (e.g., reconcile the list of clients for which the Adviser has proxy voting obligations against a list of votes cast by the Adviser or by the Proxy Voting Service for clients) or that the Adviser has determined that not voting for a particular client is appropriate.

III.       VOTING GUIDELINES

            In the absence of specific voting guidelines from the client, the Adviser will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

•                     Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

•                     Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

•                     For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

•                     whether the proposal was recommended by management and the Adviser's opinion of management;

•                     whether the proposal acts to entrench existing management; and

•                     whether the proposal fairly compensates management for past and future performance.

IV.       CONFLICTS OF INTEREST

            1. The Compliance Officer will identify any conflicts that exist between the interests of the Adviser and its clients. This examination will seek to include a review of the relationship of the Adviser and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Adviser or an affiliate of the Adviser or has some other relationship with the Adviser or a client of the Adviser.

            2. If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. The Adviser will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of an ERISA client, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies itself. Absent the client reserving voting rights, the Adviser will vote the proxies solely in accordance with the policies outlined in Section III, “Voting Guidelines” above.

V.        DISCLOSURE

            1. The Adviser will disclose in its Form ADV Part 2 that clients may contact the Compliance Officer, via e-mail or telephone, in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer (or when relevant a Supervised Person) will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon; and (c) how the Adviser voted the client’s proxy.

            2. A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part 2, and will be updated whenever these policies and procedures are updated. The Compliance Officer (or when relevant a Supervised Person) will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Adviser’s Form ADV Part 2A) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.       RECORDKEEPING

            The Compliance Officer (or when relevant a Supervised Person) will maintain files relating to the Adviser’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

•                     Copies of this proxy voting policy and procedures, and any amendments thereto.

•                     A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.1

•                     A record of each vote that the Adviser casts.2

•                     A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision.

•                     A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

Please keep this supplement with your Statement of Additional Information for future reference.

1       The Adviser may choose instead to have a third party retain a copy of proxy statements (provided that the third party undertakes to provide a copy of the proxy statements promptly upon request).

2       The Adviser may also rely on a third party to retain a copy of the votes cast (provided that the third party undertakes to provide a copy of the record promptly upon request).